26. EARNINGS PER SHARE (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share
Net income attributable to equity holders of the Parent	$ 49,111,118	$ 51,417,649	$ 48,666,950
Number of ordinary shares outstanding	747,005,982	747,005,982	747,005,982
Basic earnings per share	$ 65.74	$ 68.83	$ 65.15